Share Capital (Details 3) - USD ($)		1 Months Ended
	Apr. 10, 2023	Jun. 20, 2022	Nov. 29, 2021
Share Capital
No of options	1,060,000	300,000	20,000
Share price	$ 3.85	$ 2.20	$ 3.75
Exercise price	$ 4.04	$ 2.05	$ 4.20
Average expected life in years	10 years	10 years	10 years
Volatility	79.30%	81.04%	89.38%
Risk-free weighted interest rate	2.92%	2.72%	1.54%
Fair-value of options granted	$ 4,282	$ 615	$ 84